Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Postemployment Benefits [Abstract]
Provisions for employee benefits	$ 2,635	$ 978	$ 311